Loans - Details and Delinquency Status of Nonperforming Loans (Non-Accrual Loans and Loans Past Due 90 Days or More and Still Accruing) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	$ 8,292,010,000	$ 7,916,928,000
Non-accrual loans	38,000,000	21,700,000
90 Days or More Past Due and Accruing		0
Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	3,856,773,000	4,022,224,000
Non-accrual loans	15,210,000	14,264,000
90 Days or More Past Due and Accruing	925,000	1,200,000
Real estate loans: | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	11,399,000
Non-accrual loans	10,478,000
90 Days or More Past Due and Accruing	921,000
Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	3,688,000	2,609,000
Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	5,012,000	4,578,000
Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	1,778,000	1,270,000
Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans	4,732,000	5,807,000
Current | Real estate loans: | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,327,000
30-89 Days Past Due | Real estate loans: | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	288,000
90 Days or More Past Due | Real estate loans: | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	7,863,000
Nonperforming Financial Instruments [Member] | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	16,135,000	15,450,000
Non-accrual loans	15,210,000	14,264,000
90 Days or More Past Due and Accruing	925,000	1,186,000
Nonperforming Financial Instruments [Member] | Real estate loans: | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net		9,643,000
Non-accrual loans		8,457,000
90 Days or More Past Due and Accruing		1,186,000
Nonperforming Financial Instruments [Member] | Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	3,688,000	2,773,000
Non-accrual loans	3,688,000	2,609,000
90 Days or More Past Due and Accruing	0	164,000
Nonperforming Financial Instruments [Member] | Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	5,063,000	4,578,000
Non-accrual loans	5,012,000	4,578,000
90 Days or More Past Due and Accruing	51,000	0
Nonperforming Financial Instruments [Member] | Real estate loans: | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	863,000	882,000
Non-accrual loans	0	0
90 Days or More Past Due and Accruing	863,000	882,000
Nonperforming Financial Instruments [Member] | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,785,000	1,410,000
Non-accrual loans	1,778,000	1,270,000
90 Days or More Past Due and Accruing	7,000	140,000
Nonperforming Financial Instruments [Member] | Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	4,732,000	5,807,000
Non-accrual loans	4,732,000	5,807,000
90 Days or More Past Due and Accruing	0	0
Nonperforming Financial Instruments [Member] | Other loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	4,000
Non-accrual loans	0
90 Days or More Past Due and Accruing	4,000
Nonperforming Financial Instruments [Member] | Substandard | Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	3,688,000	2,773,000
Non-accrual loans	3,688,000	2,609,000
90 Days or More Past Due and Accruing	0	164,000
Nonperforming Financial Instruments [Member] | Substandard | Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	5,063,000	4,578,000
Non-accrual loans	5,012,000	4,578,000
90 Days or More Past Due and Accruing	51,000	0
Nonperforming Financial Instruments [Member] | Substandard | Real estate loans: | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	863,000	134,000
Non-accrual loans	0	0
90 Days or More Past Due and Accruing	863,000	134,000
Nonperforming Financial Instruments [Member] | Substandard | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,778,000	1,410,000
Non-accrual loans	1,778,000	1,270,000
90 Days or More Past Due and Accruing	0	140,000
Nonperforming Financial Instruments [Member] | Substandard | Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	4,732,000	5,807,000
Non-accrual loans	4,732,000	5,807,000
90 Days or More Past Due and Accruing	0	0
Nonperforming Financial Instruments [Member] | Substandard | Other loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	4,000
Non-accrual loans	0
90 Days or More Past Due and Accruing	4,000
Nonperforming Financial Instruments [Member] | Pass | Real estate loans: | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	748,000
Non-accrual loans	0	0
90 Days or More Past Due and Accruing	0	748,000
Nonperforming Financial Instruments [Member] | Pass | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	7,000
Non-accrual loans	0
90 Days or More Past Due and Accruing	7,000
Nonperforming Financial Instruments [Member] | Current | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	5,073,000	4,462,000
Nonperforming Financial Instruments [Member] | Current | Real estate loans: | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net		1,804,000
Nonperforming Financial Instruments [Member] | Current | Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,266,000	1,727,000
Nonperforming Financial Instruments [Member] | Current | Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	61,000	58,000
Nonperforming Financial Instruments [Member] | Current | Real estate loans: | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Nonperforming Financial Instruments [Member] | Current | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	19,000
Nonperforming Financial Instruments [Member] | Current | Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,746,000	2,658,000
Nonperforming Financial Instruments [Member] | Current | Other loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0
Nonperforming Financial Instruments [Member] | Current | Substandard | Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,266,000	1,727,000
Nonperforming Financial Instruments [Member] | Current | Substandard | Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	61,000	58,000
Nonperforming Financial Instruments [Member] | Current | Substandard | Real estate loans: | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Nonperforming Financial Instruments [Member] | Current | Substandard | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	19,000
Nonperforming Financial Instruments [Member] | Current | Substandard | Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	2,746,000	2,658,000
Nonperforming Financial Instruments [Member] | Current | Substandard | Other loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0
Nonperforming Financial Instruments [Member] | Current | Pass | Real estate loans: | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Nonperforming Financial Instruments [Member] | Current | Pass | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	410,000	433,000
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Real estate loans: | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net		186,000
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	188,000	142,000
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Real estate loans: | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	100,000	44,000
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	122,000	247,000
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Other loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Substandard | Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Substandard | Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	188,000	142,000
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Substandard | Real estate loans: | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Substandard | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	100,000	44,000
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Substandard | Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	122,000	247,000
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Substandard | Other loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Pass | Real estate loans: | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Nonperforming Financial Instruments [Member] | 30-89 Days Past Due | Pass | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	9,727,000	9,369,000
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Real estate loans: | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net		6,467,000
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,422,000	882,000
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	4,763,000	4,378,000
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Real estate loans: | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,678,000	1,207,000
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,864,000	2,902,000
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Other loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Substandard | Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,422,000	882,000
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Substandard | Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	4,763,000	4,378,000
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Substandard | Real estate loans: | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	0
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Substandard | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,678,000	1,207,000
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Substandard | Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	1,864,000	2,902,000
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Substandard | Other loans | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Pass | Real estate loans: | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	0	$ 0
Nonperforming Financial Instruments [Member] | 90 Days or More Past Due | Pass | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held-for-investment, net	$ 0